Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of expense recognized in financial statements

				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2017	2018	2019	2019
	N I S			U.S. dollars

Research and development	388	119	1,907	552
Marketing, general and administrative	131	141	1,777	514

Total share-based compensation	519	260	3,684	1,066

Schedule of option plan to employees and directors

	2017		2018		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	12,156,503	0.75	11,759,503	0.75	11,550,213	0.77
Granted	-	-	130,710	0.05	4,320,000	0.69
Exercised	(37,000)	0.49	-	-
Forfeited	(360,000)	0.81	(340,000)	0.54	(7,680,213)	0.75

Outstanding at end of year	11,759,503	0.75	11,550,213	0.77	8,190,000	0.73

Exercisable at end of year	8,653,010	0.74	10,979,503	0.78	5,310,000	0.75

Schedule of estimated option pricing model using assumptions
	Years ended December 31
	2017	2018	2019

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	53	53	57
Risk-free interest rate (%)	1.5	2.9	2.3
Expected life of share options (years)	7.8	7.5	7.5
Share price (NIS)	0.45	(*) 23.6	(**) 24.07

(*)	ADS – NIS 23.6 ($ 6.3)
(**)	ADS – NIS 24.07 ($ 6.66)